Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interests in Joint operations [Line Items]
PP and E	$ 557,170	$ 517,403	$ 473,646
Total Assets	862,660	786,163
Total Liabilities	(719,639)	(659,323)
Revenue	$ 601,161	$ 330,122	$ 192,670
Tranquilos Block Chile [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	55	55	55
Total Assets	55	55	55
Total Liabilities	(428)	(432)	(424)
Net Assets/ (Liabilities)	(373)	(377)	(369)
Revenue	0	0	0
Operating profit (loss)	$ (46)	$ (48)	$ (40)
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 4,803	$ 9,893	$ 15,108
Other Assets	0	0	0
Total Assets	4,803	9,893	15,108
Total Liabilities	(1,173)	(1,223)	(93)
Net Assets/ (Liabilities)	3,630	8,670	15,015
Revenue	263	879	1,004
Operating profit (loss)	$ (5,647)	$ (1,422)	$ (1,988)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 16,477	$ 17,347	$ 29,718
Other Assets	0	0	0
Total Assets	16,477	17,347	29,718
Total Liabilities	(278)	(233)	(1)
Net Assets/ (Liabilities)	16,199	17,114	29,717
Revenue	40	0	0
Operating profit (loss)	$ (1,008)	$ (150)	$ (399)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%	60.00%
PP and E	$ 8,920	$ 9,553	$ 9,920
Other Assets	0	0	0
Total Assets	8,920	9,553	9,920
Total Liabilities	(72)	(60)	(1)
Net Assets/ (Liabilities)	8,848	9,493	9,919
Revenue	7	0	5
Operating profit (loss)	$ (778)	$ (161)	$ (438)
YamuCarupana Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		89.50%	89.50%
PP and E		$ 4,741	$ 3,418
Other Assets		1	0
Total Assets		4,742	3,418
Total Liabilities		(2,993)	(2,289)
Net Assets/ (Liabilities)		1,749	1,129
Revenue		3,072	18
Operating profit (loss)		$ (2,721)	$ (307)
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP and E	$ 174,895	$ 131,193	$ 79,811
Other Assets	3,133	4,563	693
Total Assets	178,028	135,756	80,504
Total Liabilities	(2,296)	(5,847)	(3,943)
Net Assets/ (Liabilities)	175,732	129,909	76,561
Revenue	469,404	259,815	125,400
Operating profit (loss)	$ 347,772	$ 163,917	$ 83,193
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	10.00%
PP and E	$ 2,011	$ 835	$ 3,819
Other Assets	0	209	0
Total Assets	2,011	1,044	3,819
Total Liabilities	(449)	(492)	(211)
Net Assets/ (Liabilities)	1,562	552	3,608
Revenue	5,764	1,784	2,303
Operating profit (loss)	$ 623	$ (319)	$ 1,043
POT-T-747 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%
PP and E	$ 202	$ 849
Other Assets	0	358
Total Assets	202	1,207
Total Liabilities	0	(1,091)
Net Assets/ (Liabilities)	202	116
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP and E	$ 25,741	$ 44,167	$ 54,166
Other Assets	6,364	19,126	15,791
Total Assets	32,105	63,293	69,957
Total Liabilities	(839)	(11,444)	(8,442)
Net Assets/ (Liabilities)	31,266	51,849	61,515
Revenue	30,053	34,238	29,719
Operating profit (loss)	$ 17,963	$ 12,731	$ 20,945
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 8,577	$ 6,819
Other Assets	328	347
Total Assets	8,905	7,166
Total Liabilities	(577)	(984)
Net Assets/ (Liabilities)	8,328	6,182
Revenue	0	70
Operating profit (loss)	$ (922)	$ (1,163)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%
PP and E	$ 1,881	$ 1,318
Other Assets	13	72
Total Assets	1,894	1,390
Total Liabilities	(246)	(232)
Net Assets/ (Liabilities)	1,648	1,158
Revenue	0	0
Operating profit (loss)	$ (159)	$ (546)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%
PP and E	$ 995	$ 568
Other Assets	10	169
Total Assets	1,005	737
Total Liabilities	(91)	(837)
Net Assets/ (Liabilities)	914	(100)
Revenue	0	0
Operating profit (loss)	$ (134)	$ (474)
REC-T-128
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%
PP and E	$ 1,398
Other Assets	0
Total Assets	1,398
Total Liabilities	(648)
Net Assets/ (Liabilities)	750
Revenue	0
Operating profit (loss)	$ 0
Morona [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	75.00%
PP and E	$ 6,446
Other Assets	0
Total Assets	6,446
Total Liabilities	(7,016)
Net Assets/ (Liabilities)	(570)
Revenue	0
Operating profit (loss)	$ 0